SCHEDULE IV - Reinsurance (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Direct premiums written	$ 2,928.1	$ 2,489.2	$ 2,086.4
Ceded to other companies	2,008.5	1,442.4	1,159.7
Assumed from other companies	1,475.0	1,089.8	931.7
Net amount	2,394.6	2,136.6	1,858.4
Insurance | Operating Segments
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Direct premiums written	2,926.0	2,488.6	2,087.7
Ceded to other companies	1,488.1	1,079.9	787.6
Assumed from other companies	612.5	471.8	325.3
Net amount	$ 2,050.4	$ 1,880.5	$ 1,625.4
Percentage of amount assumed to net	29.90%	25.10%	20.00%
Reinsurance | Operating Segments
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Direct premiums written	$ 2.1	$ 0.6	$ (1.3)
Ceded to other companies	520.4	362.5	372.1
Assumed from other companies	862.5	618.0	606.4
Net amount	$ 344.2	$ 256.1	$ 233.0
Percentage of amount assumed to net	250.60%	241.30%	260.30%